Summary of Significant Accounting Policies - Schedule of Percentage of Revenue and Accounts Receivable (Details) - Customer concentration risk [Member]		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Percentage of Revenue [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	[1]	58.00%	35.00%	50.00%	34.00%
Percentage of Revenue [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage		18.00%	24.00%	20.00%	23.00%
Percentage of Revenue [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage			17.00%	13.00%	18.00%
Percentage of Revenue [Member] | Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage				11.00%
Percentage of Revenue [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk, percentage			24.00%		26.00%
Percentage of Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	[1]			89.00%		43.00%
Percentage of Accounts Receivable [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage						31.00%
Percentage of Accounts Receivable [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk, percentage						26.00%

[1]	*Related party